May 5, 2009

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual
Variable Life Separate Account I
Post-Effective Amendment No. 13 to Registration Statement on Form N-6
Prospectus Title: Variable Universal Life
File Nos. 333-49475, 811-08075
Class Identifier: C000027257

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and its separate account, Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 13 (the “Most Recent Amendment”) to the above-referenced Registration Statement that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment, which was filed on April 29, 2009 and declared effective on May 1, 2009; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company